Borrowings - Lease liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Lease liabilities
Current	$ 3,906	$ 3,638	$ 3,427
Non-current	8,631	9,750	6,871
Total lease liabilities	12,537	$ 13,388	$ 10,298
Liability from new lease contracts	3,100
1 to 5 years
Lease liabilities
Non-current	8,620
Greater than 5 years
Lease liabilities
Non-current	$ 11